PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Spare parts	$ 5,011,781	$ 5,598,073
Prepaid value added tax ("VAT")	4,768,552	0
Prepaid insurance fee	153,751	285,650
Others	401,417	805,900
Total	$ 10,335,501	$ 6,689,623